11. COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
11. COMMITMENT AND CONTINGENCIES

NOTE 11: COMMITMENT AND CONTINGENCIES

Commitments

In April 2013, the Company entered into a one-year office lease agreement at $450 per month. The lease expired in May 2014. The office space was being occupied on a month to month basis until the lease agreement was amended. In August 2014, the Company entered into an amended lease agreement. The lease term was one year commencing on June 1, 2014 and expired on May 31, 2015. After May, 31, 2015, the office space was being occupied on a month to month basis up to May 31, 2016. The monthly rent was $477 (including tax) per month. Total rent expense in relation to the aforementioned office space occupation for the years ended December 31, 2016, 2015 and 2014 was $2,385, $4,770 and $5,724, respectively and is included in continuing operations. Currently, the Company maintains offices in Athens, Greece, subject to a monthly renewal basis and pays Euro 1,400 per month.

On August 26, 2014, the Company entered into an employment agreement with Osnah Bloom, the Company’s former Chief Executive Officer and former principal shareholder. The agreement was for a period of two years unless renewed or extended by both parties. The agreement provided for an annual base salary of $80,000. Osnah Bloom was also eligible for a bonus payment based on the gross revenue achieved by the Company at the end of each twelve-month period following commencement of this agreement. The bonuses ranged from $40,000 to $100,000 for gross revenues ranging from $3,750,000 to $7,500,000 and over $7,500,000. As of December 31, 2015 and December 31, 2014, the Company did not reach the targeted gross revenues. Therefore, Osnah Bloom did not receive any bonuses in 2015 and 2014. This employment agreement was subsequently terminated and replaced by a consulting agreement effective January 1, 2016, which was voluntarily terminated on April 30, 2016. The monthly consulting fee was $6,250. On January 1, 2016, and as part of this consulting agreement, the Company issued 26,274,987 shares of Common Stock to the former CEO with a fair value of $44,667.

During 2016, the Company engaged two unaffiliated third party companies, to provide to its Vessel certain ship management services. The first ship management company was Marine Spirit, an affiliated company of Nikiforos Shipping S.A., the Lessor under the Bareboat Charter agreement signed on January 28, 2016 (refer to Note 5). Total management fees to Marine Spirit from February 13, 2016 (the date of the delivery of the Vessel) up to December 7, 2016 (the date of the acquisition of the Vessel), were $144,773 and are included in management fees in the accompanying consolidated statement of operations. In addition, upon acquisition of the Vessel the company signed a ship management agreement with another unaffiliated company, Antares Shipmanagement S.A. The agreed annual management fee is $182,500 ($500 per day), which is subject to annual review.

Contingencies

While providing healthcare services in the then ordinary course of its business, the Company became involved in lawsuits and legal proceedings involving claims of medical malpractice related to medical services provided by its affiliated physicians. The Company is currently involved in the settlement stages of one such matter. The accompanying financial statements include an accrual of approximately $50,000 for this matter under the caption liabilities from discontinued operations (refer to Note 14). This accrual represents the Company’s anticipated deductible on the settlement. The details of this settlement are described below.

In November 2011, the Company became involved in a legal settlement relating to a malpractice claim for $100,000. As a result of the settlement agreement, the Company agreed to pay a total amount of $100,000. As of December 31, 2016 and December 31, 2015, the remaining balances were $0 and $20,000.

In September 2013, the Company became involved in a legal settlement relating to a malpractice claim. As a result of the settlement agreement, the Company agreed to pay a total amount of $500,000, which will be covered by the tail malpractice insurance. The Company has accrued $50,000 for the deductible on the tail malpractice insurance as of December 31, 2016 and December 31, 2015 under the caption liabilities from discontinued operations (refer to Note 14).

Edra Schwartz as the Personal Representative of the Estate of Robert A. Schwartz, Deceased, v. Jason Strong, M.D., Aretha Nelson, M.D. and Inpatient Clinical Solutions, Inc. This matter involves a 66 years old white male who developed a MRSA (methicillin-resistant staphylococcus aureus) infection following a craniotomy to remove a suspected meningioma. The matter alleges (1) failure to properly interpret the brain MRIs preoperatively (this is directed at the radiologist preoperatively), and (2) failure to diagnose a MRSA infection and brain abscess following the craniotomy on May 6, 2009. The patient died on September 24, 2009. The suit commenced October 18, 2011 and the claim was for unspecified monetary damages. During the year ended December 31, 2016, the Company was permanently dismissed for no pay.

In November 2014, the Company had a dispute with a former officer and shareholder. In March 2015, the Company entered into a settlement agreement with the former officer and shareholder. Under the terms of the agreement, the Company agreed to pay $19,250 and forgive the $5,000 note receivable paid to the former officer and shareholder (refer to Note 13). The former officer and shareholder agreed to relinquish his interest in the Company, including 21,296,819 shares of the Company’s Common Stock. As of December 31, 2015, the Company paid $19,250 to the former officer and shareholder and the shares of Common Stock ownership returned to the Company.

In October 2015, the Company became involved in a potential legal settlement relating to a malpractice claim. The Company and the other parties have not entered into a settlement agreement. However, the Company anticipates that the amount will be covered by the tail malpractice insurance. The Company has accrued $25,000 for the deductible on the tail malpractice insurance as of December 31, 2016 and December 31 2015.

The Company is currently not aware of any other such legal proceedings or claims that believes they will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results except for the items described above. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

The accrued legal settlements are presented as liabilities from discontinued operation in the accompanying balance sheets (refer to Note 14).